Quarterly Report
February 28, 2022 NYSE: BIF

Portfolio of Investments
Boulder Growth & Income Fund, Inc.
February 28, 2022 (Unaudited)
Quarterly Report February 28, 2022

See Accompanying Notes to Portfolio of Investments.
Description
Shares/Principal
Amount Value (Note 2)
LONG TERM INVESTMENTS 107.52%
DOMESTIC COMMON STOCK 97.29%
Banks 4.75%
Wells Fargo & Co. 1,425,000 $ 76,052,250
Construction Machinery 1.17%
Caterpillar, Inc. 100,000 18,758,000
Diversified 40.34%
Berkshire Hathaway, Inc., Class A
(a)(b)
1,028 489,538,740
Berkshire Hathaway, Inc., Class B
(a)(b)
485,000 155,903,250
645,441,990
Diversified Financial Services 11.38%
American Express Co.
(c)
105,000 20,426,700
Evercore, Inc., Class A 125,000 15,876,250
JPMorgan Chase & Co. 1,028,000 145,770,400
182,073,350
Electric 3.61%
NRG Energy, Inc. 1,525,000 57,706,000
Food 1.71%
B&G Foods, Inc. 330,000 9,768,000
JM Smucker Co. 130,000 17,517,500
27,285,500
Healthcare Products & Services 1.84%
Johnson & Johnson 179,100 29,474,487
Insurance 2.36%
Travelers Cos., Inc. 220,000 37,802,600
Pharmaceuticals 4.03%
Pfizer, Inc. 1,375,000 64,542,500
Real Estate Investment Trusts (REITs) 4.55%
Broadstone Net Lease, Inc. 800,000 17,328,000
STAG Industrial, Inc. 500,000 19,480,000
STORE Capital Corp. 500,000 15,360,000
Ventas, Inc. 383,200 20,692,800
72,860,800

Portfolio of Investments
Boulder Growth & Income Fund, Inc.
February 28, 2022 (Unaudited)
www.bouldercef.com

See Accompanying Notes to Portfolio of Investments.
Description
Shares/Principal
Amount Value (Note 2)
Retail 11.62%
eBay, Inc. 650,000 $ 35,483,500
Walmart, Inc. 335,000 45,278,600
Yum! Brands, Inc. 858,000 105,173,640
185,935,740
Semiconductors 3.58%
Intel Corp. 1,200,000 57,240,000
Technology, Hardware & Equipment 6.35%
Cisco Systems, Inc. 1,822,200 101,624,094
TOTAL DOMESTIC COMMON STOCK
(Cost $566,334,555) 1,556,797,311
CLOSED-END FUNDS 4.66%
Cohen & Steers Infrastructure Fund, Inc. 2,410,968 65,023,807
Reaves Utility Income Fund 294,933 9,511,589
74,535,396
TOTAL CLOSED-END FUNDS
(Cost $38,793,774) 74,535,396
LIMITED PARTNERSHIPS 5.57%
Enterprise Products Partners LP 3,650,000 89,133,000
TOTAL LIMITED PARTNERSHIPS
(Cost $71,009,752) 89,133,000
TOTAL LONG TERM INVESTMENTS
(Cost $676,138,081) 1,720,465,707
SHORT TERM INVESTMENTS 6.71%
U.S. Treasury Obligations 1.25%
U.S. Treasury Bills
(d)
0.120%, 4/14/2022 10,000,000 9,998,558
0.200%, 5/5/2022 10,000,000 9,996,298
19,994,856
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,994,856) 19,994,856

Portfolio of Investments
Boulder Growth & Income Fund, Inc.
February 28, 2022 (Unaudited)
Quarterly Report February 28, 2022

See Accompanying Notes to Portfolio of Investments.
Percentages are stated as a percent of the Total Net Assets Applicable to Common Stockholders.
Description
Shares/Principal
Amount Value (Note 2)
Money Market Funds 5.46%
State Street Institutional U.S. Government Money Market
Fund, Administration Class, 7-Day Yield - 0.01% 17,350,373 $ 17,350,373
State Street Institutional U.S. Government Money Market
Fund, Investor Class, 7-Day Yield - 0.01% 70,000,000 70,000,000
87,350,373
TOTAL MONEY MARKET FUNDS
(Cost $87,350,373) 87,350,373
TOTAL SHORT TERM INVESTMENTS
(Cost $107,345,229) 107,345,229
TOTAL INVESTMENTS 114.23% 1,827,810,936
(Cost $783,483,310)
SENIOR NOTES (NET OF DEFERRED OFFERING COST OF
$1,974,710) (13.94%) (223,025,290)
OTHER ASSETS AND LIABILITIES, NET (0.29%) (4,652,754)
TOTAL NET ASSETS APPLICABLE TO COMMON
STOCKHOLDERS 100.00% $1,600,132,892
(a)
Non-income producing security.
(b)
For additional information on portfolio concentration, see Note 2.
(c)
A portion of the security is held as collateral for the written call options in the amount of
$3,698,625.
(d)
Rate shown represents the bond equivalent yield to maturity at date of purchase.
Written Call Options:
Description Counterparty
Exe rcise
Price
Premiums
Received
Expiration
Date
Number of
Contracts
Notional
Value
Value
(Note 2)
American
Express Co. Pershing $ 175 $ 2,255,388 1/20/2023 (1,050) $(20,426,700) $(3,698,625)
$(20,426,700) $(3,698,625)

Notes to Portfolio of Investments
Boulder Growth & Income Fund, Inc.
February 28, 2022 (Unaudited)
www.bouldercef.com

Note 1. FUND ORGANIZATION
Boulder Growth & Income Fund,  Inc.  (the  “Fund”  or  “BIF”),  is  a  non‐diversified,  closed‐end management company organized as a Maryland corporation and is registered with the Securities and  Exchange  Commission  (“SEC”)  under  the  Investment  Company  Act  of  1940,  as  amended
(the “1940 Act”).
The Fund is considered an investment company for financial reporting purposes under generally accepted accounting principles in the United States of America (“GAAP”) and  accordingly  follows the  investment  company  accounting  and  reporting  guidance  in  the  Financial Accounting
Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment
Companies.”
Note 2. VALUATION AND INVESTMENT PRACTICES
Portfolio  Valuation: Equity  securities  including  closed‐end  funds  and  limited  partnerships  for which market quotations are readily available (including securities listed on national securities exchanges and those traded over‐the‐counter) are valued based on the last sales price at the close of the applicable exchange. If such equity securities were not traded on the valuation date, but market  quotations  are  readily  available,  they  are  valued  at  the  bid  price  provided  by  an independent pricing service or by principal market makers. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent pricing services, principal market makers, or other independent sources. Money market mutual funds are valued at their net asset value per share.
Short‐term  fixed  income  securities  such  as  Commercial  Paper,  Bankers  Acceptances  and  U.S.
Treasury Bills, having a maturity of less than 60 days are valued using market quotations or a matrix method provided by a pricing service. If prices are not available from the pricing service, then  the securities  will  be  priced  at  fair  value  under  procedures  approved  by  the  Board  of  Directors (the
“Board”). The Board has delegated to the Valuation Committee, the responsibility of determining the  fair  value  of  any  security  or  financial  instrument  owned  by  the  Fund  for  which  market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of  the
Valuation  Committee,  does  not  represent  fair  value  (“Fair  Value  Securities”).   The  appointment
of any officer or employee of the investment adviser or Fund to the Valuation Committee shall be promptly reported to the Board and ratified by the Board at its next regularly scheduled meeting.  The  Valuation  Committee  is  responsible  for  reporting  to  the  Board,  on  a  quarterly basis, valuations and certain findings with respect to the Fair Value Securities. Such valuations and findings are reviewed by the entire Board on a quarterly basis.
For valuation purposes, the last quoted prices of non‐U.S. equity securities may be adjusted under certain circumstances described below. If the Valuation Committee determines that developments between the close of a foreign market and the close of the New York Stock Exchange (“NYSE”) will, in  its  judgment,  materially  affect  the  value  of  some  or  all  of  the  Fund’s  portfolio  securities, the  Valuation Committee may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Valuation Committee reviews a variety of factors, including developments  in  foreign  markets,  the  performance  of  U.S.  securities  markets,  and  the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Committee may also fair value securities in other situations, such as  when  a  particular  foreign  market  is  closed  but  the  U.S.  market  is  open.  The  Valuation

Notes to Portfolio of Investments
Boulder Growth & Income Fund, Inc.
February 28, 2022 (Unaudited)
Quarterly Report February 28, 2022

Committee may use outside pricing services to provide it with closing prices. The Valuation
Committee  may  consider  whether  it  is  appropriate,  in  light  of  relevant  circumstances,  to  adjust such valuation in accordance with the Fund’s valuation procedures. The Valuation Committee cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. If the Valuation Committee adjusts prices, the Valuation
Committee  will  periodically  compare  closing  prices,  the  next  day’s  opening  prices  in  the  same markets and those adjusted prices as a means of evaluating its security valuation process.
Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Fair value procedures will also be used for any options traded over‐the‐counter.
Various inputs are used to determine the value of the Fund's investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances.
These inputs are summarized in the three broad levels listed below.
Level 1 — Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access
Level 2 — Significant  observable  inputs  (including  quoted  prices  for  similar  investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant  unobservable inputs  (including the  Fund’s own  assumptions in  determining the fair value of investments)

Notes to Portfolio of Investments
Boulder Growth & Income Fund, Inc.
February 28, 2022 (Unaudited)
www.bouldercef.com

The  following  is  a  summary  of  the  Fund’s investments by inputs  used to value those investments and other financial instruments as of February 28, 2022 :
Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis.
Dividend income is recorded as of the ex‐dividend date or for certain foreign securities, when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such  information  is  obtained  subsequent  to  the  ex‐dividend  date  and  may  be  subject  to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Non‐cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.
Dividend  income  from  investments  in  real  estate  investment  trusts  (“REITs”)  is  recorded  at management’s estimate of income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT only after its fiscal year‐end, and may differ  from  the  estimated  amounts.  Such  differences,  if  any,  are  recorded  by  the  Fund  in  the following annual financial reporting period.
Foreign Currency Translations: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into  a forward  foreign  currency  contract  to  settle  the  foreign  security  transaction.  Foreign  securities may carry more risk than U.S. securities, such as political, market and currency risks. See Foreign
Issuer Risk.
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in
Investments in Securities
at Value
*
Level 1 Level 2 Level 3 Total
Domestic Common Stock $ 1,556,797,311 $ – $ – $ 1,556,797,311
Closed-End Funds 74,535,396 – – 74,535,396
Limited Partnerships 89,133,000 – – 89,133,000
U.S. Treasury Obligations – 19,994,856 – 19,994,856
Money Market Funds 87,350,373 – – 87,350,373
TOTAL $ 1,807,816,080 $ 19,994,856 $ – $ 1,827,810,936
Other Financial
Instruments
**
Level 1 Level 2 Level 3 Total
Written Call Options $ (3,698,625) $ – $ – $ (3,698,625)
TOTAL $ (3,698,625) $ – $ – $ (3,698,625)
* For detailed descriptions and other security classifications, see the accompanying Portfolio of
Investments.
** Other financial instruments are derivative instruments reflected in the Portfolio of Investments.

Notes to Portfolio of Investments
Boulder Growth & Income Fund, Inc.
February 28, 2022 (Unaudited)
Quarterly Report February 28, 2022

exchange rates between trade date and settlement date on securities transactions, foreign currency transactions, and the difference between the amounts of foreign interest and dividends recorded on the books of the Fund and the amounts actually received.
Concentration Risk: The Fund operates as a “non‐diversified” investment company, as defined in the 1940 Act. As a result of being “non‐diversified” with respect to 50% of the Fund’s portfolio, the
Fund must limit the portion of its assets invested in the securities of a single issuer to 5%, measured at the time of purchase. In addition, no single investment can exceed 25% of the Fund’s total assets at the time of purchase. A more concentrated portfolio may cause the Fund’s net asset value to be more volatile and thus may subject stockholders to more risk. Thus, the volatility of the Fund’s net asset value and its performance in general, depends disproportionately more on the performance of a smaller number of holdings than that of a more diversified fund. As a result, the Fund is subject to a greater risk of loss than a fund that diversifies its investments more broadly.
As of February 28, 2022 , the Fund held more than 25% of its assets in Berkshire Hathaway, Inc. In addition to market appreciation of the issuer since the time of purchase, the Fund acquired additional interest in Berkshire Hathaway, Inc. in the March 20, 2015 reorganization. After the reorganization was completed, shares held of the issuer were liquidated to bring the concentration to 25%.
Concentration of the Berkshire Hathaway, Inc. position was a direct result of market appreciation and decreased leverage since the time the Fund and the funds acquired in the reorganization purchased the security.
Foreign Issuer Risk: Investment in non‐U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about
non‐U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non‐U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the Fund’s adviser may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non‐U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v)
withholdings and other non‐U.S. taxes may decrease the Fund’s return.
Market Disruption Risk: The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as
COVID‐19), which can negatively impact the securities markets and cause a Fund to lose value.
The spread of COVID‐19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the
Fund’s investments and operations. The transmission of COVID‐19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place and the jobs market. The impact of COVID‐19 could adversely affect the economies of many nations or the entire global economy, the financial well‐being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.
The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and

Notes to Portfolio of Investments
Boulder Growth & Income Fund, Inc.
February 28, 2022 (Unaudited)
www.bouldercef.com

liquidity of the Fund’s securities or other assets. Such impacts may adversely affect the performance of the Fund.
Note 3. DERIVATIVE FINANCIAL INSTRUMENTS
As a part of its investment strategy, the Fund may invest to a lesser extent in derivatives contracts.
In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain  selected  risk  factors,  and  they  may  not  require  the  ultimate  receipt  or  delivery  of  the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Risk  of  Investing  in  Derivatives:  The  Fund’s  use  of  derivatives  can  result  in  losses  due  to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the
Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.
Derivatives  may  have  little  or  no initial  cash investment relative  to their  market  value  exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Associated  risks  from  investing  in  derivatives  also  exist  and  potentially  could  have  significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that  the  Fund  is  attempting  to  increase  or  decrease  exposure  to,  per  its  investment  objectives, but are the additional risks from investing in derivatives.
Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:
Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Option Contracts: The  Fund  may  enter  into  options  transactions  for  hedging  purposes  and  for non‐hedging purposes such as seeking to enhance return. The Fund may write put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures  contracts  on stock  indices,  interest rates  and  currencies traded  on  domestic  and, to the extent permitted by the Commodity Futures Trading Commission, foreign exchanges. A call option on  an  asset  written  by  the  Fund  obligates  the  Fund  to  sell  the  specified  asset  to  the  holder
(purchaser) at a stated price (the exercise price) if the option is exercised before a specified date
(the expiration date). A put option on an asset written by the Fund obligates the Fund to buy the specified  asset  from  the  purchaser  at  the  exercise  price  if  the  option  is  exercised  before  the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are

Notes to Portfolio of Investments
Boulder Growth & Income Fund, Inc.
February 28, 2022 (Unaudited)
Quarterly Report February 28, 2022

either  exercised  or  closed,  are  offset  against  the  proceeds  received  or  amount  paid  on  the transaction to determine realized gains or losses.
Note 4. SUBSEQUENT EVENT
On April 4, 2022, the Fund changed its name and ticker from Boulder Growth & Income Fund, Inc.
(“BIF”) to SRH Total Return Fund, Inc. (“STEW”).